Nature of Operations	6 Months Ended
Jun. 30, 2018
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is controlled by (43.30%) Priortech Ltd. (“Parent”), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing products yield and reliability, and enabling and supporting customers’ latest technologies in the semiconductor fabrication industry.

In September 2017, the Company completed the sale of its PCB inspection and metrology business unit. The Buyers acquired all of the assets and liabilities related to the PCB business unit, including 100% equity interests in the Company’s Chinese and Taiwanese subsidiaries. The Company received a total cash consideration of $32,000 thousand and may receive an additional amount of up to $3,000 thousand conditioned upon the PCB business unit's revenues in 2018. The Company records the contingent consideration portion of the arrangement when the consideration is determined to be realizable. As of June 30, 2018, no asset with respect of contingent consideration was recognized.

Due to the sale of the Company’s PCB business, the results of this unit ceased to be consolidated into these financial statements and are accounted as discontinued operations in the prior periods.